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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
                 -------------------------------
   Address:      2755 Sand Hill Road
                 -------------------------------
                 Suite 200
                 -------------------------------
                 Menlo Park, CA 94025
                 -------------------------------

Form 13F File Number: 28-12255
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William R. Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   650-926-1300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William R. Miller          Menlo Park, CA      May 13, 2008
   -------------------------------    -----------------    ------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name

    28-10562               Alliance Bernstein L.P.
       ---------------     -----------------------------------------------------
    28-05422               Artisan Partners Limited Partnership
       ---------------     -----------------------------------------------------
    28-00096               Capital Guardian Trust Company
       ---------------     -----------------------------------------------------
    28-05267               Delaware Management Business Trust
       ---------------     -----------------------------------------------------
    28-13068               GLG Partners Inc.
       ---------------     -----------------------------------------------------
    28-11599               Grantham, Mayo, Van Otterloo & Co. LLC
       ---------------     -----------------------------------------------------
    28-11866               Morgan Stanley Investment Management, Inc.
       ---------------     -----------------------------------------------------
    28-03791               Pzena Investment Management LLC
       ---------------     -----------------------------------------------------
    28-12234               Redwood Investments, LLC
       ---------------     -----------------------------------------------------
    28-07312               Security Capital Research and Management Incorporated
       ---------------     -----------------------------------------------------
    28-05110               Third Avenue Management LLC
       ---------------     -----------------------------------------------------
    28-04557               Wellington Management Company, LLP
       ---------------     -----------------------------------------------------
    28-00165               Wells Fargo & Co/MN
       ---------------     -----------------------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None(0)
                                        --------------------

Form 13F Information Table Entry Total: Two(2)
                                        --------------------

Form 13F Information Table Value Total: $            142,695
                                        --------------------
                                            (thousands)

List of Other Included Managers:  None

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                           FORM 13F INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
                                            VALUE    SHARES /  SH /  PUT /  INVSTMT   OTHER
NAME OF ISSUER  TITLE OF CLASS  CUSIP      (X1000)   PRN AMT  PRN   CALL   DISCREIN  MANAGERS     SOLE  SHARED  NONE
ISHARES TR      MSCI EAFE IDX   464287465   59,834   832,182  SH           SOLE                832,182
ISHARES TR      MSCI EMERG MKT  464287234   82,861   616,619  SH           SOLE                616,619